Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables
Schedule of trade and other payables

(a)This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	131,278	154,998
Related entities, note 30(b)	29	36
	131,307	155,034
Other payables
Taxes payable	12,043	9,102
Remuneration and similar benefits payable	11,522	10,531
Interest payable	5,318	7,464
Royalties payable to the Peruvian State	2,132	2,171
Dividends payable (c)	604	663
Related entities, note 30(b)	51	20
Other liabilities	3,883	3,738
	35,553	33,689

Total trade and other payables	166,860	188,723

Classification by maturity:
Current portion	166,244	188,084
Non-current portion	616	639

Total trade and other payables	166,860	188,723

Classification by nature:
Financial payables	152,686	177,450
Non-financial payables	14,174	11,273
Total trade and other payables	166,860	188,723

(b)Trade payables arise mainly from the acquisition of material, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest and are not secure

Schedule of dividends payable

(c)The movement of dividends payable is presented below:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance	663	730	1,018
Declared dividends to controlling shareholders, note 17(d)	22,098	22,860	22,099
Dividends paid to controlling shareholders	(22,098)	(22,860)	(22,099)
Declared dividends to non-controlling shareholders	6,500	5,560	6,036
Dividends paid to non-controlling shareholders	(6,500)	(5,560)	(6,036)
Expired dividends	(53)	(44)	(327)
Other minor	(6)	(23)	39

Final balance	604	663	730

Minera Yanacocha SRL and subsidiary [Member]
Trade and other payables
Schedule of trade and other payables

(a)This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	45,671	48,847
Related entities, note 22(c)	11,426	10,846
	57,097	59,693

Other payables
Remuneration and similar benefits payable	11,365	22,907
Other taxes payable	5,326	728
Royalties payable to the Peruvian State	2,696	136
	19,387	23,771

	76,484	83,464

(b)Trade payables arise mainly from the acquisition of materials, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest, are not secured and are mostly denominated in U.S. dollars.